Repurchase of common stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased (in shares)	3,576,256	2,020,053
Treasury stock, value	$ 33,524	$ 15,636
Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase plan			$ 50,000
Repurchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased (in shares)	1,556,203
Fees and commission cost of shares repurchased	$ 0.03
Weighted average price per share	$ 11.49
Treasury stock, value	$ 17,900
Board of Directors [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased (in shares)		0		0